PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation and amortization of property and equipment					$ 539,957		$ 0
Property and equipment, net	$ 266,777		$ 266,777		$ 802,557	[1]
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years		3 years
Software and Software Development Costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years		5 years
Software and Software Development Costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	10 years		10 years
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization of property and equipment	$ 55,792	$ 38,626	$ 138,078	$ 38,626
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life					3 years
Capitalized Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life					5 years
Capitalized Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life					10 years

[1]	Derived from audited information